Principal accounting policies - Revenue recognition and cost of revenues - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation Of Revenue [Line Items]
Net revenues	$ 133,217	$ 169,080	$ 307,702
Other revenue	126,638	157,622	277,445
Revenue from sales agent and cost-plus
Disaggregation Of Revenue [Line Items]
Other revenue	$ 6,579	$ 11,458	$ 30,257